Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Receivable [Abstract]
Schedule of accounts receivable
	December 31,
	2015	2016

Accounts receivable-margin clients	$4,367,417	$7,556,557
Less: Allowance for doubtful accounts	-	-
Accounts receivable- margin clients, net	$4,367,417	$7,556,557
Accounts receivable-others	12,048,306	14,414,318
Less: Allowance for doubtful accounts	(40,592)	(3,371)
Accounts receivable-others, net	$12,007,714	$14,410,947